Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Perpetual Americas Funds Trust
Entity Central Index Key	0001830437
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000244332 [Member]
Shareholder Report [Line Items]
Fund Name	Trillium ESG Global Equity Fund
Class Name	Institutional Shares
Trading Symbol	PORIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Trillium ESG Global Equity Fund (the “Fund”) for the period of July 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/Trillium/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/Trillium/
Expenses [Text Block]
Fund Expenses for the Period
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Global Equity Fund (Institutional Shares)	$26*	0.99%
*	Represents the fee for the period from July 1, 2024 to September 30, 2024. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 26	[1]
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the three-month period ended September 30, 2024, Institutional Class shares of the Fund returned 4.75%, net of fees. The Fund underperformed its benchmark, the MSCI ACWI Index, which returned 6.61%, as well as the overall equity market. Underperformance during the period was driven by negative selection effects in the Health Care and Communication Services sectors. These effects were only modestly offset by more favorable performance from our holdings in the Real Estate and Materials sectors. Sector allocation was moderately additive, driven by positive effects from our lack of exposure to the Energy sector, which underperformed due to falling oil prices.
TOP PERFORMANCE CONTRIBUTORS
Jones Lang LaSalle | Jones Lang LaSalle (JLL) outperformed during the period on a combination of interest rate support, with the Fed delivering a larger-than-expected initial cut, and the company reporting much better-than-forecasted earnings. JLL’s strong earnings were driven by its high margin leasing business, a segment where the company’s management provided a positive outlook.
Brambles | Brambles performed well during the period with fiscal year earnings coming in above expectations and guidance indicating an improved cash flow outlook, which allowed the company to announce an increase to its dividend payout ratio and a substantial share buyback. The results alleviated investor concerns about earnings and cash flow stability for the company.
TOP PERFORMANCE DETRACTORS
Edwards Lifesciences | Edwards Lifesciences underperformed during the period after lowering its full-year outlook due to slower-than-expected sales growth for its Transcatheter Aortic Valve Replacement (TAVR) product. We believe TAVR growth headwinds are attributable to increasing competition but looking toward the future, we believe that Edwards Lifesciences may be in a position to seize opportunities from expanded usage of TAVR products.
Novo Nordisk | Novo Nordisk underperformed during the period after it reported mixed financial results highlighted by lower-than-expected product revenues from its GLP-1 obesity treatment, Wegovy. While competition in the GLP-1 space has started to become a headwind for Novo Nordisk, we remain optimistic about the company’s opportunities for sales growth with the total addressable market for GLP-1 products rapidly expanding. Although Novo Nordisk experienced product development setbacks during the period, they remain a leader in the obesity treatment segment. In our opinion, we see the upcoming release of phase III study results for CagriSema, a potentially more competitive GLP-1 product, as a potential catalyst for outperformance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
Trillium ESG Global Equity Fund (Institutional Shares/PORIX)	26.39%	11.65%	10.08%
MSCI ACWI Index	31.76%	12.19%	9.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit connect.rightprospectus.com/Trillium/ for the most recent performance information.
Net Assets	$ 958,308,241
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 2,027,802
Investment Company Portfolio Turnover	5.55%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$958,308,241
Total number of portfolio holdings	90
Total advisory fees paid	$2,027,802
Portfolio turnover rate as of the end of the reporting period	5.55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	5.4%
Alphabet, Inc. - Class A	4.1%
NVIDIA Corp.	4.0%
Apple, Inc.	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2.3%
Visa, Inc. - Class A	2.0%
Unilever PLC	1.8%
TJX Cos. (The), Inc.	1.7%
Novo Nordisk A/S - Class B	1.6%
Target Corp.	1.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Microsoft Corp.	5.4%
Alphabet, Inc. - Class A	4.1%
NVIDIA Corp.	4.0%
Apple, Inc.	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2.3%
Visa, Inc. - Class A	2.0%
Unilever PLC	1.8%
TJX Cos. (The), Inc.	1.7%
Novo Nordisk A/S - Class B	1.6%
Target Corp.	1.5%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to June 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/Trillium/
C000244333 [Member]
Shareholder Report [Line Items]
Fund Name	Trillium ESG Global Equity Fund
Class Name	Investor Shares
Trading Symbol	PORTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Trillium ESG Global Equity Fund (the “Fund”) for the period of July 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/Trillium/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/Trillium/
Expenses [Text Block]
Fund Expenses for the Period
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Global Equity Fund (Investor Shares)	$31*	1.20%
*	Represents the fee for the period from July 1, 2024 to September 30, 2024. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 31	[2]
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the three-month period ended September 30, 2024, Investor Class shares of the Fund returned 4.69%, net of fees. The Fund underperformed its benchmark, the MSCI ACWI Index, which returned 6.61%, as well as the overall equity market. Underperformance during the period was driven by negative selection effects in the Health Care and Communication Services sectors. These effects were only modestly offset by more favorable performance from our holdings in the Real Estate and Materials sectors. Sector allocation was moderately additive, driven by positive effects from our lack of exposure to the Energy sector, which underperformed due to falling oil prices.
TOP PERFORMANCE CONTRIBUTORS
Jones Lang LaSalle | Jones Lang LaSalle (JLL) outperformed during the period on a combination of interest rate support, with the Fed delivering a larger-than-expected initial cut, and the company reporting much better-than-forecasted earnings. JLL’s strong earnings were driven by its high margin leasing business, a segment where the company’s management provided a positive outlook.
Brambles | Brambles performed well during the period with fiscal year earnings coming in above expectations and guidance indicating an improved cash flow outlook, which allowed the company to announce an increase to its dividend payout ratio and a substantial share buyback. The results alleviated investor concerns about earnings and cash flow stability for the company.
TOP PERFORMANCE DETRACTORS
Edwards Lifesciences | Edwards Lifesciences underperformed during the period after lowering its full-year outlook due to slower-than-expected sales growth for its Transcatheter Aortic Valve Replacement (TAVR) product. We believe TAVR growth headwinds are attributable to increasing competition but looking toward the future, we believe that Edwards Lifesciences may be in a position to seize opportunities from expanded usage of TAVR products.
Novo Nordisk | Novo Nordisk underperformed during the period after it reported mixed financial results highlighted by lower-than-expected product revenues from its GLP-1 obesity treatment, Wegovy. While competition in the GLP-1 space has started to become a headwind for Novo Nordisk, we remain optimistic about the company’s opportunities for sales growth with the total addressable market for GLP-1 products rapidly expanding. Although Novo Nordisk experienced product development setbacks during the period, they remain a leader in the obesity treatment segment. In our opinion, we see the upcoming release of phase III study results for CagriSema, a potentially more competitive GLP-1 product, as a potential catalyst for outperformance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]	Fund Performance The following graph and chart show the change in value of a hypothetical $10,000 investment in Investor Class shares of the Fund during the stated time period. GROWTH OF $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
Trillium ESG Global Equity Fund (Investor Shares/PORTX)	26.11%	11.35%	9.78%
MSCI ACWI Index	31.76%	12.19%	9.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit connect.rightprospectus.com/Trillium/ for the most recent performance information.
Net Assets	$ 958,308,241
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 2,027,802
Investment Company Portfolio Turnover	5.55%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$958,308,241
Total number of portfolio holdings	90
Total advisory fees paid	$2,027,802
Portfolio turnover rate as of the end of the reporting period	5.55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	5.4%
Alphabet, Inc. - Class A	4.1%
NVIDIA Corp.	4.0%
Apple, Inc.	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2.3%
Visa, Inc. - Class A	2.0%
Unilever PLC	1.8%
TJX Cos. (The), Inc.	1.7%
Novo Nordisk A/S - Class B	1.6%
Target Corp.	1.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Microsoft Corp.	5.4%
Alphabet, Inc. - Class A	4.1%
NVIDIA Corp.	4.0%
Apple, Inc.	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2.3%
Visa, Inc. - Class A	2.0%
Unilever PLC	1.8%
TJX Cos. (The), Inc.	1.7%
Novo Nordisk A/S - Class B	1.6%
Target Corp.	1.5%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to June 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/Trillium/
C000244336 [Member]
Shareholder Report [Line Items]
Fund Name	Trillium ESG Small/Mid Cap Fund
Class Name	Institutional Shares
Trading Symbol	TSMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Trillium ESG Small/Mid Cap Fund (the “Fund”) for the period of July 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/Trillium/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/Trillium/
Expenses [Text Block]
Fund Expenses for the Period
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Small/Mid Cap Fund (Institutional Shares)	$25*	0.97%
*	Represents the fee for the period from July 1, 2024 to September 30, 2024. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 25	[3]
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the three-month period ended September 30, 2024, Institutional Class shares of the Fund returned 5.53%, net of fees. The Fund underperformed the Russell 2500TM Index, which returned 8.75%, as well as the overall equity market. Underperformance during the period was driven by negative selection effects in the Industrials and Financials sectors. These effects were only partially offset by more favorable performance from our holdings in the Health Care and Real Estate sectors. Sector allocation was positive, driven by our lack of exposure to the Energy sector, which was pressured by concerns over slowing global growth.
TOP PERFORMANCE CONTRIBUTORS
Jones Lang LaSalle | Jones Lang Lasalle Incorporated (JLL) had accelerating returns during the period as the market started to discount Fed Funds interest rate reductions. In addition, JLL reported better than forecasted quarterly earnings performance driven by its high-margin leasing business, with management providing positive outlook commentary related to this area as well.
Omnicell | Omnicell, a pharmacy management company, also exceeded financial forecasts during the period, following several quarters of revenue and product declines associated with fewer customer equipment orders. The rebound was driven by new equipment sales/installations and positive management outlook commentary related to future operations.
TOP PERFORMANCE DETRACTORS
MYR Group Incorporated | MYR Group underperformed in the period as project and labor inefficiencies continued to weigh on earnings results. We believe MYR Group will continue to benefit from the strong secular long-term tailwinds of the transmission & distribution buildout, aging infrastructure, reshoring, and electrification/renewable buildout themes in the U.S.
LPL Financial | LPL Financial suffered during the period amid fears over changes to the industry’s sweep deposit fee structure. These fees have raised significant concerns in the retail broker space, where companies generate ample interest income at no cost from clients' sweep deposits. While smaller retail brokers don't expect the regulations to change anytime soon, some investors are concerned that increased competition may force changes in the fee structure regardless of regulatory action.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	Since Inception
Trillium ESG Small/Mid Cap Fund (Institutional Shares/TSMDX)	20.22%	7.75%	7.71%
Russell 2500™ Index	26.17%	10.43%	9.90%
Russell 3000® Index	35.19%	15.26%	13.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit connect.rightprospectus.com/Trillium/ for the most recent performance information.
Net Assets	$ 38,961,302
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 49,540
Investment Company Portfolio Turnover	6.29%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$38,961,302
Total number of portfolio holdings	70
Total advisory fees paid	$49,540
Portfolio turnover rate as of the end of the reporting period	6.29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Jones Lang LaSalle, Inc.	2.8%
CyberArk Software Ltd.	2.8%
Merit Medical Systems, Inc.	2.5%
BJ's Wholesale Club Holdings, Inc.	2.5%
Burlington Stores, Inc.	2.5%
Tetra Tech, Inc.	2.3%
East West Bancorp, Inc.	2.3%
Dynatrace, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.1%
New York Times (The) Co. - Class A	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Jones Lang LaSalle, Inc.	2.8%
CyberArk Software Ltd.	2.8%
Merit Medical Systems, Inc.	2.5%
BJ's Wholesale Club Holdings, Inc.	2.5%
Burlington Stores, Inc.	2.5%
Tetra Tech, Inc.	2.3%
East West Bancorp, Inc.	2.3%
Dynatrace, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.1%
New York Times (The) Co. - Class A	2.0%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to June 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/Trillium/

[1]	Represents the fee for the period from July 1, 2024 to September 30, 2024. Expenses for a full annual reporting period would be higher.
[2]	Represents the fee for the period from July 1, 2024 to September 30, 2024. Expenses for a full annual reporting period would be higher.
[3]	Represents the fee for the period from July 1, 2024 to September 30, 2024. Expenses for a full annual reporting period would be higher.